Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

For the six months ended June 30, 2024, and 2023, the Company’s effective tax rate was 0.0% and 0.0%, respectively, due to the current year tax loss and valuation allowance established against the Company’s net deferred tax assets, and due to operating in a no tax jurisdiction, respectively.

11. Income Taxes

There was no provision (benefit) for income taxes the year ended December 31, 2023:

	For The Years Ended
	2023	2022
Current
Federal	-	-
State	-	-
Foreign	-	-
	-	-

Deferred
Federal	(843,309)	-
State	(354,993)	-
Foreign	(250,981)	-
	(1,449,283)	-

Change in Valuation Allowance	1,449,283	-

Net Income Tax Expense	-	-

Income tax provision differed from the amount computed by applying the U.S. federal income tax rate of 21% to income (loss) before taxes, as follows:

Schedule of Federal Income Tax Rate

	For The Years Ended
	2023
	US	Foreign	Consolidated
Taxes at federal statutory rate	$(417,879)	$305,304	$(112,575)
State Taxes	(174,581)	-	(174,581)
Foreign Rate Differential	-	490,112	490,112
Meals & Entertainment	24	1,880	1,904
Eq Comp Perm	3,126	-	3,126
Convertible Debt Adjustment	-	(1,048,277)	(1,048,277)
Purchase Accounting Adjustment	(608,992)	-	(608,992)
Change In Valuation Allowance	1,198,302	250,981	1,449,283

Total provision (benefit) for income taxes	$-	$-	$-

The tax effects of temporary differences which give rise to significant portions of deferred tax assets are as follows as of December 31:

 Schedule of Deferred Tax Assets And Liabilities

	For The Years Ended
	2023
	US	Foreign	Consolidated
Deferred Tax Assets
Stock options	$37,671	$-	$37,671
Transaction Costs	598,843		598,843
Net operating loss	561,788	250,981	812,769

Total deferred tax asset	1,198,302	250,981	1,449,283

Deferred Tax Liabilities

Net deferred tax assets	1,198,302	250,981	1,449,283

Valuation allowance	(1,198,302)	(250,981)	(1,449,283)
Net deferred tax assets (liability)	$-	$-	$-

As of December 31, 2023, the Company had net operating loss (“NOL”) carryforwards for U.S. federal” purposes of approximately $1,882,667 which carryforward indefinitely and can offset 80% of taxable income in future years. As of December 31, 2023, the Company had state NOL carryforwards of: $1,882,667 which will begin to expire in 2044. As of December 31, 2023, the Company had net operating loss (“NOL”) carryforwards for foreign purposes of approximately $1,003,925 which carryforward indefinitely. Net operating loss (NOL) carryforwards are subject to limitations in the event of a change in control under Section 382 of the Internal Revenue Code. This section limits the amount of taxable income that can be offset by NOLs after an ownership change. The limitation is calculated as the value of the old loss corporation multiplied by the long-term tax-exempt rate. If the new loss corporation does not continue the business enterprise of the old loss corporation for a specified period, the NOL carryforwards may be disallowed. The Company has not yet conducted a Section 382 study to determine whether any ownership changes have occurred that would impose annual limitations on its ability to utilize its NOL carryforwards. Until such a study is completed, there is substantial uncertainty regarding the amount of NOL carryforwards that could be utilized annually to offset future taxable income.

The Company establishes a valuation allowance when it is more likely than not that the Company’s recorded net deferred tax asset will not be realized. In determining whether a valuation allowance is required, the Company must take into account all positive and negative evidence with regard to the utilization of a deferred tax asset. As of December 31, 2023, the valuation allowance for deferred tax assets totaled approximately $1,449,283.